Note 7 - Allocation of Net Proceeds from Preferred Stock Financing (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Series A Convertible Preferred Stock [Member] | Gross Proceeds [Member]
Net proceeds	$ 1,999,032
Series A Convertible Preferred Stock [Member] | Series B Beneficial Conversion Feature [Member]
Accretion of beneficial conversion feature (deemed dividend)	360,229
Series A Convertible Preferred Stock [Member] | Initial Carrying Value [Member]
Value of preferred stock	871,614
Series A Convertible Preferred Stock [Member]
Fair value of warrants (recorded to Additional Paid-in Capital)	(1,127,418)
Beneficial conversion feature (recorded to Additional Paid-in Capital)	(762,667)
Net proceeds allocated to preferred stock	108,947
Accretion of beneficial conversion feature (deemed dividend)	762,667
Value of preferred stock	0
Conversions to common stock	(1,231,843)
Series B Convertible Preferred Stock [Member] | Gross Proceeds [Member]
Net proceeds	1,615,798
Series B Convertible Preferred Stock [Member] | Series A Beneficial Conversion Feature [Member]
Beneficial conversion feature (recorded to Additional Paid-in Capital)	(360,229)
Series B Convertible Preferred Stock [Member] | Series B Beneficial Conversion Feature [Member]
Beneficial conversion feature (recorded to Additional Paid-in Capital)	(754,286)
Series B Convertible Preferred Stock [Member]
Net proceeds allocated to preferred stock	501,283
Accretion of beneficial conversion feature (deemed dividend)	754,286
Value of preferred stock	76,095
Conversions to common stock	(1,179,474)
Series C Convertible Preferred Stock [Member]
Net proceeds	2,679,810
Fair value of warrants (recorded to Additional Paid-in Capital)	(1,695,869)
Value of preferred stock	983,941
Net proceeds	$ 2,679,810